FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Percentage of currency stronger against the NIS	5.00%	5.00%	5.00%
Additional expense that would have been recognized	$ 12,000	$ 58,000	$ 56,000
Financial assets at fair value through profit or loss	8,500,000	15,909,000
Fair value adjustments recognized in profit or loss	$ 344,000	104,000	5,687,000
Maximum
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Period for non-derivative financial liabilities	1 year
Derivative financial instruments.
Financial instruments
Derivative liabilities- Balance at beginning of the year	$ 344,000
Derivative liabilities- balance at end of year		344,000
At fair value
Financial instruments
Financial assets at fair value through profit or loss	8,500,000	15,909,000
Level 1 | At fair value
Financial instruments
Financial assets at fair value through profit or loss	8,500,000	15,909,000
Level 3 | Derivative financial instruments.
Financial instruments
Derivative liabilities- Balance at beginning of the year	344,000	448,000
Fair value adjustments recognized in profit or loss	$ (344,000)	(104,000)
Derivative liabilities- balance at end of year		$ 344,000	$ 448,000